Note 6 - Fair Value Measurements and Financial Instruments (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PIK Note [Member]
Note 6 - Fair Value Measurements and Financial Instruments (Details) [Line Items]
Convertible Debt, Fair Value Disclosures		$ 27,870,828	$ 27,488,811	$ 10,500,000
Warrant Derivative Liability [Member]
Note 6 - Fair Value Measurements and Financial Instruments (Details) [Line Items]
Derivative Liabilities, Change in Valuation	(118,500)
PIK Note Derivative Liability [Member]
Note 6 - Fair Value Measurements and Financial Instruments (Details) [Line Items]
Derivative Liabilities, Change in Valuation	$ (126,000)